Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 31, 2023 (the “Supplement”)
to the Summary Prospectus and the
Prospectus, each dated December 29, 2022 and
the Statement of Additional Information (the “SAI”),
dated December 29, 2022 (as revised March 2, 2023),
for the iShares MSCI Peru ETF (EPU) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for the Fund.
The Board of Directors (the “Board”) has approved the following changes for the Fund that are expected to take effect on or around April 10, 2023:

	Current	New

Fund Name	iShares MSCI Peru ETF	iShares MSCI Peru and Global Exposure ETF

Investment Objective	The iShares MSCI Peru ETF seeks to track the investment results of an index composed of Peruvian equities.	The iShares MSCI Peru and Global Exposure ETF seeks to track the investment results of an equity index with exposure to Peru, as defined by the index provider.
All references to the “iShares MSCI Peru ETF” shall be replaced with “iShares MSCI Peru and Global Exposure ETF.”
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI All Peru Capped Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of the “Broad Peru Equity Universe,” as defined by MSCI, Inc. (the “Index Provider” or “MSCI”), targeting a minimum of 25 securities and 20 issuers.
The Underlying Index consists of equity securities of (i) companies that are classified in Peru according to the MSCI Global Investable Market Indexes Methodology and (ii) companies that are not classified in Peru but are either headquartered or listed in Peru and have a significant linkage to Peru, as determined by MSCI based on the company’s shareholder base, revenues, assets, management, employee base, history and country of incorporation. If the criteria outlined in (i) and (ii) do not result in the target number of securities and issuers, the Underlying Index will also include securities of companies with economic exposure of greater than 10% to Peru, as determined by MSCI based on the geographic distribution of a company’s revenues. The Broad Peru Equity Universe may include companies that are organized or listed, or that have significant operations, in developed countries, including the U.S.
The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis.
At each quarterly rebalance, the weight of any single group entity is capped at 22.5%, and all group entities with a weight greater than 4.5% are capped such that, in the aggregate, these group entities do not have a weight greater than 45% of the Underlying Index.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of August 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the financials and materials industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Peru ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 31, 2023 (the “Supplement”)
to the Summary Prospectus and the
Prospectus, each dated December 29, 2022 and
the Statement of Additional Information (the “SAI”),
dated December 29, 2022 (as revised March 2, 2023),
for the iShares MSCI Peru ETF (EPU) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for the Fund.
The Board of Directors (the “Board”) has approved the following changes for the Fund that are expected to take effect on or around April 10, 2023:

	Current	New

Fund Name	iShares MSCI Peru ETF	iShares MSCI Peru and Global Exposure ETF

Investment Objective	The iShares MSCI Peru ETF seeks to track the investment results of an index composed of Peruvian equities.	The iShares MSCI Peru and Global Exposure ETF seeks to track the investment results of an equity index with exposure to Peru, as defined by the index provider.
All references to the “iShares MSCI Peru ETF” shall be replaced with “iShares MSCI Peru and Global Exposure ETF.”
Change in the Fund’s “Principal Investment Strategies”
The first paragraph of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI All Peru Capped Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of the “Broad Peru Equity Universe,” as defined by MSCI, Inc. (the “Index Provider” or “MSCI”), targeting a minimum of 25 securities and 20 issuers.
The Underlying Index consists of equity securities of (i) companies that are classified in Peru according to the MSCI Global Investable Market Indexes Methodology and (ii) companies that are not classified in Peru but are either headquartered or listed in Peru and have a significant linkage to Peru, as determined by MSCI based on the company’s shareholder base, revenues, assets, management, employee base, history and country of incorporation. If the criteria outlined in (i) and (ii) do not result in the target number of securities and issuers, the Underlying Index will also include securities of companies with economic exposure of greater than 10% to Peru, as determined by MSCI based on the geographic distribution of a company’s revenues. The Broad Peru Equity Universe may include companies that are organized or listed, or that have significant operations, in developed countries, including the U.S.
The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis.
At each quarterly rebalance, the weight of any single group entity is capped at 22.5%, and all group entities with a weight greater than 4.5% are capped such that, in the aggregate, these group entities do not have a weight greater than 45% of the Underlying Index.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of August 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the financials and materials industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.